Debt - Summary of Minimum Lease Payments of Finance Lease Liabilities and Effect of Discounting (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum finance lease payments	$ 753	$ 739
Effect of discounting	(415)	(426)
Present value of minimum finance lease payments - total finance lease liabilities	338	313
Less current portion	(32)	(27)
Long-term finance lease liabilities	306	286
Less Than 1 Year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum finance lease payments	50	51
Present value of minimum finance lease payments - total finance lease liabilities	46	48
Later than one year and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum finance lease payments	147	134
Present value of minimum finance lease payments - total finance lease liabilities	114	106
More Than 5 Years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted minimum finance lease payments	556	554
Present value of minimum finance lease payments - total finance lease liabilities	$ 178	$ 159